Other operating income (Tables)	12 Months Ended
Dec. 31, 2020
Other operating income
Schedule of other operating income

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Grants	€1,226	€2,289	€1,842
Research and development incentives	8,875	4,818	2,151
Payroll tax rebates	8,008	5,694	3,756
	€18,109	€12,801	€7,749